UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:   28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:


James D. Harris                     Palo Alto, CA           February 9, 2009


Report Type (Check only one.):

_X_   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:         $71,567 x 1,000


List of Other Included Managers:    None

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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS      CUSIP        X1000      SHARES    PRN  CALL  DISC.   MGR         VOTING AUTH
                                                                                                  SOLE       SHR   NONE
AIRGAS INC COM             COM        009363102          1755     45000 SH         SOLE               45000
BERKSHIRE HATHAWAY INC     CL B       084670207           145        45 SH         SOLE                  45
DEL CL B
CHESAPEAKE ENERGY CORP COM COM        165167107          2102    130000 SH         SOLE              130000
CLEARWATER PAPER CORP COM  COM        18538R103            96     11428 SH         SOLE               11428
COCA COLA CO COM           COM        191216100          3395     75000 SH         SOLE               75000
COMPASS MINERALS INTL INC  COM        20451N101          7802    133000 SH         SOLE              133000
COM
FINISHMASTER INC COM       COM        31787P108          3771    251368 SH         SOLE              251368
GRAY TELEVISION INC COM    COM        389375106           627   1566400 SH         SOLE             1566400
INTREPID POTASH INC COM    COM        46121Y102          2285    110000 SH         SOLE              110000
IRON MTN INC COM           COM        462846106          4328    175000 SH         SOLE              175000
LEUCADIA NATL CORP COM     COM        527288104          3366    170000 SH         SOLE              170000
LOEWS CORP COM             COM        540424108          1130     40000 SH         SOLE               40000
MARTIN MARIETTA MATLS INC  COM        573284106          5242     54000 SH         SOLE               54000
COM
MCDONALDS CORP COM         COM        580135101          2052     33000 SH         SOLE               33000
MEDIACOM COMMUNICATIONS    CL A       58446K105          4117    957550 SH         SOLE              957550
CORP CL A
MOBILE MINI INC COM        COM        60740F105          5119    355000 SH         SOLE              355000
MOHAWK INDS INC COM        COM        608190104          1719     40000 SH         SOLE               40000
PIONEER NAT RES CO COM     COM        723787107          2023    125000 SH         SOLE              125000
POTASH CORP SASK INC COM   COM        73755L107           513      7000 SH         SOLE                7000
PROGRESSIVE CORP OHIO COM  COM        743315103           889     60000 SH         SOLE               60000
SCRIPPS NETWORKS INTERACT  CL A COM   811065101           440     20000 SH         SOLE               20000
INC CL A COM
WASHINGTON POST CO CL B    CL B       939640108           859      2200 SH         SOLE                2200
WHOLE FOODS MKT INC COM    COM        966837106          1888    200000 SH         SOLE              200000
XTO ENERGY INC COM         COM        98385X106          3703    105000 SH         SOLE              105000
YUM BRANDS INC COM         COM        988498101          6678    212000 SH         SOLE              212000
BERKSHIRE HATHAWAY INC     CL A       084670108          2318        24 SH         SOLE                  24
DEL CL A
PLUM CREEK TIMBER CO INC   COM        729251108          1285     37000 SH         SOLE               37000
COM
POTLATCH CORP NEW COM      COM        737630103          1040     40000 SH         SOLE               40000
SUN COMMUNITIES INC COM    COM        866674104           881     62940 SH         SOLE               62940

Q:\EDGAR EasePlus\6950-2 Bislett\12-31 Form 13F\form13f.rtf